Derivative instruments and hedging activities - Concentration of exposures to credit risk in OTC derivatives with financial institutions (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2017	Mar. 31, 2017
Derivative [Line Items]
Gross fair value of derivative assets	¥ 21,851	¥ 23,359
Financial institutions [Member]
Derivative [Line Items]
Gross fair value of derivative assets	20,161	21,829
Impact of master netting agreements	(18,228)	(19,905)
Impact of collateral	(1,544)	(1,590)
Net exposure to credit risk	¥ 389	¥ 334